SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES [Abstract]
Schedule of Accounts Receivable

The following customers accounted for 10% or more of accounts receivable:

	December 31,
Accounts receivable	2013		2014
Customer A		$3,673,455	$	*
Customer B		$1,225,831	$	*
Customer C		$1,507,576		$2,213,393
Customer D	$	*		$1,578,947
Customer E	$	*		$1,330,145
Customer F	$	*		$1,071,415

*	Represents less than 10%

Schedule of Property, Plant and Equipment, Depreciation, Estimated Lives

Property, plant and equipment are recorded at cost less accumulated depreciation. Depreciation is recognized on a straight-line basis over the following estimated useful lives:

Buildings and plant	30 years
Machinery and equipment	15 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	6 years

Schedule of Share-Based Compensation Expenses

	Year ended December 31,
	2012	2013	2014
Selling, general and administrative expenses	$2,018,817	$1,743,768	$1,544,078
Research and development expenses	175,242	60,987	12,310
Cost of sales	55,775	76,646	236,431
Total	$2,249,834	$1,881,401	$1,792,819